Federated Mid-Cap Index Fund

A Portfolio of Federated Index Trust

INSTITUTIONAL SHARES (TICKER FMCRX)
SERVICE SHARES (TICKER FMDCX)

SUPPLEMENT TO PROSPECTUS DATED January 4, 2012

Under the heading entitled, “Who Manages the Fund?,” please delete the fourth paragraph and replace it with the following:

“The Manager and other subsidiaries of Federated advise approximately 134 equity, fixed-income, and money market mutual funds as well as a variety of other pooled investment vehicles, private investment companies and customized, separately managed accounts (including non-U.S./offshore funds), which totaled approximately $369.7 billion in assets as of December 31, 2011. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,352 employees. Federated provides investment products to approximately 4,700 investment professionals and institutions. The Manager advises approximately 20 equity mutual funds as well as a variety of customized, separately managed accounts, which totaled approximately $15.9 billion in assets as of December 31, 2011.”

January 26, 2012

Federated Mid-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q451009 (1/12)

Federated Mid-Cap Index Fund

A Portfolio of Federated Index Trust

INSTITUTIONAL SHARES (TICKER FMCRX)
SERVICE SHARES (TICKER FMDCX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 4, 2012

Under the heading entitled, “Who Manages and Provides Services the Fund?” please delete the first paragraph and replace it with the following:

“The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised two portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.”

January 26, 2012

Federated Mid-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q451007 (1/12)